Deconsolidation (Details) - Schedule of Fair Value of the Operations - 12 months ended Dec. 31, 2023	CNY (¥)	USD ($)
Schedule of Fair Value of the Operations [Abstract]
Consideration received	¥ 40,975	$ 6,427
Fair value of retained noncontrolling interest (49%)	1,003,886	157,455
Carrying value of noncontrolling interest	1,426,158	223,687
Consideration received total	2,471,019	387,569
Less: ICinit’s book value	(3,361,955)	(527,308)
Exchange rate difference	(10,590)
Loss on deconsolidation	¥ (901,526)	$ (139,739)